STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	3 Months Ended
Mar. 31, 2026
STOCKHOLDERS' DEFICIT:
Schedule of equity financing agreement

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/12/2026	993,358	19,152	$0.000640	16,758
1/21/2026	1,018,493	17,518	$0.000640	15,237
1/29/2026	921,406	17,838	$0.000640	15,538
2/9/2026	1,172,568	19,136	$0.000400	16,226
2/20/2026	890,303	12,108	$0.000399	9,699
3/9/2026	876,614	10,379	$0.000320	8,097
3/17/2026	1,998,326	20,623	$0.000240	17,605
1/12/2026	993,358	19,152	$0.000240	16,758
1/21/2026	1,018,493	17,518	$0.000240	15,237
1/29/2026	921,406	17,838	$0.000320	15,538